Related Parties - Summary of Borrowings Arising From Related Party Transactions (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 326,021
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	852,217
Repayment	(861,965)
Others	19,666
Ending balance	335,939
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	85,103
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(8,469)
Others	8,019
Ending balance	84,653
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	1,758
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(334)
Others	0
Ending balance	1,424
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	120,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	832,167
Repayment	(852,167)
Others	0
Ending balance	100,000
EBL and others [Member]
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	119,160
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	20,050
Repayment	(995)
Others	11,647
Ending balance	₩ 149,862